Premises and Equipment	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Premises and Equipment

NOTE 4 – PREMISES AND EQUIPMENT

Premises and equipment consisted of the following at December 31:

(Dollars in thousands)	2019	2018
Land and improvements	$2,384	$2,384
Buildings and improvements	12,869	11,058
Furniture and equipment	6,448	6,265
Leasehold improvements	296	309
	21,997	20,016
Accumulated depreciation	9,957	10,055
Premises and equipment, net	$12,040	$9,961

Depreciation expense amounted to $562 thousand, $598 thousand, and $652 thousand for the years ended December 31, 2019, 2018, and 2017, respectively.